Retirement Plans - Defined Contribution (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Northern Tier Energy LP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 7.4	$ 7.1	$ 6.1
Western Refining, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 10.0	$ 9.1	$ 8.5